UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):     [ ]is a restatement.
                                      [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Towle & Co
          ------------------------------------------------
Address:  1610 Des Peres Rd, Suite 250
          -------------------------------------------------
          St. Louis, MO 63131
          -------------------------------------------------

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Layman
        --------------------------
Title:  Director of Operations
        --------------------------
Phone:  314-822-0204
        --------------------------

Signature, Place, and Date of Signing:

   Jodi L. Layman                 St. Louis, MO                  01/22/09
---------------------           -------------------           --------------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None
                                          ----------
Form 13F Information Table Entry Total:    40
                                          ----------
Form 13F Information Table Value Total:    $144,808
                                          ------------
                                          (thousands)

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
Air Canada Inc                 Foreign Shares   008911703     1784 1258200 SH       Sole    None     1258200      0    0
Aircastle Limited              Common Shares    g0129k104     2542  531800 SH       Sole    None      531800      0    0
AmeriServ Financial Inc        Common Shares    03074a102     1850  929832 SH       Sole    None      929832      0    0
Archer-Daniels-Midland Co      Common Shares    039483102     4666  161850 SH       Sole    None      161850      0    0
Arkansas Best Corp             Common Shares    040790107     4568  151696 SH       Sole    None      151696      0    0
ArvinMeritor Inc               Common Shares    043353101     1748  613500 SH       Sole    None      613500      0    0
Beazer Homes USA Inc           Common Shares    07556q105      700  442759 SH       Sole    None      442759      0    0
Brunswick Corp                 Common Shares    117043109     4335 1029700 SH       Sole    None     1029700      0    0
Bunge Limited                  Common Shares    g16962105     2226   43000 SH       Sole    None       43000      0    0
Cabela's Inc                   Common Shares    126804301     2774  475900 SH       Sole    None      475900      0    0
Celestica Inc                  Common Shares    15101q108     3949  856572 SH       Sole    None      856572      0    0
Charming Shoppes Inc           Common Shares    161133103     4086 1674500 SH       Sole    None     1674500      0    0
Chiquita Brands Intl Inc       Common Shares    170032809     7840  530447 SH       Sole    None      530447      0    0
CNA Financial Corp             Common Shares    126117100     5613  341450 SH       Sole    None      341450      0    0
ConocoPhillips                 Common Shares    20825c104     3938   76025 SH       Sole    None       76025      0    0
Covenant Transport Group Inc   Common Shares    22284p105      927  463400 SH       Sole    None      463400      0    0
Flagstar Bancorp Inc           Common Shares    337930101      828 1166200 SH       Sole    None     1166200      0    0
Flexsteel Industries Inc       Common Shares    339382103     2193  327853 SH       Sole    None      327853      0    0
Furniture Brands Intl Inc      Common Shares    360921100     3327 1505499 SH       Sole    None     1505499      0    0
Global Industries Ltd          Common Shares    379336100     3247  930400 SH       Sole    None      930400      0    0
Goodyear Tire & Rubber Co      Common Shares    382550101     3028  507200 SH       Sole    None      507200      0    0
Group 1 Automotive Inc         Common Shares    398905109     4855  450800 SH       Sole    None      450800      0    0
Irwin Financial Corp           Common Shares    464119106     1724 1336308 SH       Sole    None     1336308      0    0
Korea Electric Power Corp      Sponsored ADR    500631106     5363  461900 SH       Sole    None      461900      0    0
Navistar Intl Corp New         Common Shares    63934e108     6667  311850 SH       Sole    None      311850      0    0
OfficeMax Incorporated         Common Shares    67622p101     5469  715900 SH       Sole    None      715900      0    0
Penske Automotive Group Inc    Common Shares    70959w103     4343  565500 SH       Sole    None      565500      0    0
PMA Capital Corp               Common Shares    693419202     5057  714243 SH       Sole    None      714243      0    0
PolyOne Corporation            Common Shares    73179p106     3409 1082121 SH       Sole    None     1082121      0    0
RTI International Metals Inc   Common Shares    74973w107     4108  287100 SH       Sole    None      287100      0    0
Sanmina-SCI Corp               Common Shares    800907107     2526 5375200 SH       Sole    None     5375200      0    0
Seagate Technology             Common Shares    g7945j104     2542  573800 SH       Sole    None      573800      0    0
Steak n Shake Company          Common Shares    857873103     5572  936431 SH       Sole    None      936431      0    0
Stewart Info. Services Corp    Common Shares    860372101     5620  239250 SH       Sole    None      239250      0    0
SUPERVALU Inc                  Common Shares    868536103     4790  328100 SH       Sole    None      328100      0    0
Tesoro Corporation             Common Shares    881609101     5305  402802 SH       Sole    None      402802      0    0
Union Drilling Inc             Common Shares    90653p105     4232  815375 SH       Sole    None      815375      0    0
Valero Energy Corp             Common Shares    91913y100     3821  176592 SH       Sole    None      176592      0    0
Virco Mfg Corp                 Common Shares    927651109     1522  780300 SH       Sole    None      780300      0    0
YRC Worldwide Inc              Common Shares    984249102     1713  596800 SH       Sole    None      596800      0    0